Consolidated Statements of Cash Flows - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016
Operating activities
Earnings	$ 436	$ 183
Items not affecting cash:
Depreciation and amortization	107	94
Deferred income tax	(9)	57
Gain on asset exchange	0	(16)
Loss on disposal of assets	12	0
Other items	(8)	(2)
Cash flows from (used in) operations	538	316
Net change in non-cash operating working capital balances	(18)	(5)
Net change in taxes receivable, taxes payable and investment tax credit receivable	88	2
Cash flows from (used in) operating activities	608	313
Investing activities
Investment in property, plant and equipment	(240)	(95)
Investment in intangible assets	(4)	(6)
Proceeds received on asset exchange	0	7
Cash flows from (used in) investing activities	(244)	(94)
Financing activities
Common share dividends paid	(101)	(26)
Accounts receivable securitization repayments, net	(200)	0
Issue of common shares	7	4
Accounts receivable securitization repayments, net	0	(30)
Cash flows from (used in) financing activities	(294)	(52)
Foreign exchange revaluation on cash and cash equivalents held	10	(15)
Increase during year	80	152
Balance, beginning of year	161	9
Balance, end of year	$ 241	$ 161